UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH	43219

(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31, 2005

Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT

EQUITY  INDEX  FUND

CLASS	A	SHARES
CLASS	B	SHARES
CLASS	C	SHARES

JUNE 30, 2005

Portfolio Holdings Summary

(Unaudited)

Investment Type	% of Investment
S&P 500 Index Master Portfolio	100.00%

Total	100.00%

For a summary of the S&P 500 Index Master Portfolio holdings, please see the accompanying financial statements of the Master Portfolio.

Expense Example (Unaudited)

As a shareholder of the BB&T Equity Index Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and redemption fees; (2) ongoing costs, including master portfolio fees; distribution fees; and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the BB&T Equity Index Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

Actual Returns

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expense Paid During Period* 1/1/05 - 6/30/05	Expense Ratio During Period 1/1/05 - 6/30/05
BB&T Equity Index Fund	A Class	$1,000.00	$991.20	$2.81	0.57%
	B Class	1,000.00	986.20	6.50	1.32%
	C Class	1,000.00	986.70	6.50	1.32%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the BB&T Equity Index Fund’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 1/1/05	Ending Account Value 6/30/05	Expense Paid During Period* 1/1/05 - 6/30/05	Expense Ratio During Period 1/1/05 - 6/30/05
BB&T Equity Index Fund	A Class	$1,000.00	$1,021.97	$2.86	0.57%
	B Class	1,000.00	1,018.25	6.61	1.32%
	C Class	1,000.00	1,018.25	6.61	1.32%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

BB&T FUNDS

Equity Index Fund

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)
Assets:
Investment in S&P 500 Index Master Portfolio, at value (Note 1)	$147,830,922
Receivable for capital shares issued	365,314
Prepaid expenses and other	493

Total Assets	148,196,729

Liabilities:
Dividends payable	512,315
Payable for capital shares redeemed	331,747
Accrued expenses and other payables:
Administration fees	14,623
Distribution fees	103,675
Transfer agent fees	6,569
Trustee fees	89
Other	14,330

Total Liabilities	983,348

Net Assets:
Capital	149,744,547
Accumulated net investment income	(119,148)
Accumulated realized gains/(losses) from investment transactions	(6,392,777)
Net unrealized appreciation/depreciation on investments	3,980,759

Net Assets	$147,213,381

Net Assets
Class A Shares	$132,344,880
Class B Shares	14,466,390
Class C Shares	402,111

Total	$147,213,381

Outstanding Units of Beneficial Interest (Shares)
Class A Shares	16,547,310
Class B Shares	1,838,038
Class C Shares	50,658

Total	18,436,006

Net Asset Value
Class A Shares — redemption price per share	$8.00
Class B Shares — offering price per share*	7.87
Class C Shares — offering price per share*	7.94

Maximum Sales Charge — Class A Shares	5.75%

Maximum Offering Price (100%/100% – Maximum Sales Charge) of net asset value adjusted to the nearest cent per share — Class A Shares	$8.49

*	Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended June 30, 2005 (Unaudited)
Net Investment Income Allocated from Master Portfolio:
Dividend income	$1,156,668
Interest income	210,871
Expenses	(36,720)

Net Investment Income Allocated from Master Portfolio	1,330,819

Expenses:
Administration and transfer agent fees (See Note 3)	30,863
Administration fees (See Note 3)	70,765
Transfer agent fees (See Note 3)	24,467
Distribution fees — Class A Shares	329,542
Distribution fees — Class B Shares	72,568
Distribution fees — Class C Shares	2,652
Fund accounting fees	19,011
Printing fees	18,103
Professional fees	41,087
Custodian fees	4,043
Trustee fees	2,574
Other	18,209

Gross expenses	633,884
Expenses waived by the Administrator	(28,338)
Expenses waived by the Distributor	(164,771)

Total Expenses	440,775

Net Investment Income	890,044

Realized/Unrealized Gains (Losses) Allocated from Master Portfolio:
Net realized gains/(losses) from investment transactions	1,898,690
Change in unrealized appreciation/depreciation from investments	(4,539,103)

Net realized/unrealized gains/(losses) allocated from Master Portfolio	(2,640,413)

Change in net assets from operations	$(1,750,369)

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$890,044	$2,050,086
Net realized gains (losses) from investment transactions	1,898,690	11,334,020
Change in unrealized appreciation/depreciation from investments	(4,539,103)	706,798

Change in net assets from operations	(1,750,369)	14,090,904

Dividends to Class A Shareholders:
Net investment income	(953,726)	(1,894,023)
Dividends to Class B Shareholders:
Net investment income	(53,624)	(111,354)
Dividends to Class C Shareholders:
Net investment income	(1,296)	(5,395)

Change in net assets from shareholder dividends	(1,008,646)	(2,010,772)

Capital Transactions:
Proceeds from shares issued
Class A Shares	10,130,762	34,150,250
Class B Shares	692,108	2,707,915
Class C Shares	27,881	228,965
Dividends reinvested
Class A Shares	442,909	2,875,377
Class B Shares	26,155	171,521
Class C Shares	783	10,117
Value of shares redeemed
Class A Shares	(15,589,811)	(17,293,053)
Class B Shares	(1,184,836)	(1,928,923)
Class C Shares	(421,097)	(305,421)

Change in net assets from capital transactions	(5,875,146)	20,616,748

Change in net assets	(8,634,161)	32,696,880
Net Assets:
Beginning of period	155,847,542	123,150,662

End of period	$147,213,381	$155,847,542

Accumualted net investment income (loss)	$(119,148)	$(546)

Share Transactions:
Issued
Class A Shares	1,273,754	4,459,349
Class B Shares	88,303	361,065
Class C Shares	3,539	30,130
Reinvested
Class A Shares	55,862	368,943
Class B Shares	3,351	22,255
Class C Shares	100	1,313
Redeemed
Class A Shares	(1,951,751)	(2,261,105)
Class B Shares	(150,601)	(256,679)
Class C Shares	(52,945)	(41,024)

Change in shares	(730,388)	2,684,247

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class A Shares
	For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	For the Year Ended December 31, 2001	September 11, 2000 thru December 31, 2000(a)
Net Asset Value, Beginning of Period	$8.14	$7.48	$5.90	$7.70	$8.83	$10.00

Investment Activities
Net investment income(e)	0.05	0.11	0.08	0.06	0.05	0.02
Net realized and unrealized gains (losses) from investments(e)	(0.13)	0.66	1.58	(1.80)	(1.13)	(1.17)

Total from Investment Activities	(0.08)	0.77	1.66	(1.74)	(1.08)	(1.15)

Dividends
Net investment income	(0.06)	(0.11)	(0.08)	(0.06)	(0.05)	(0.02)

Total Dividends	(0.06)	(0.11)	(0.08)	(0.06)	(0.05)	(0.02)

Net Asset Value, End of Period	$8.00	$8.14	$7.48	$5.90	$7.70	$8.83

Total Return (excludes sales charge)(b)	(0.88)%	10.23%	28.28%	(22.56)%	(12.24)%	(11.50)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$132,345	$139,833	$109,282	$56,661	$39,700	$13,632
Ratio of expenses to average net assets(c)(e)	0.57%	0.49%	0.48%	0.55%	0.54%	0.55%
Ratio of net investment income to average net assets(c)(e)	1.46%	1.57%	1.31%	1.08%	0.74%	1.42%
Ratio of expenses to average net assets*(c)(e)	0.86%	0.96%	0.95%	1.05%	1.10%	1.31%
Portfolio turnover(d)	7%	14%	8%	12%	9%	10%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from the commencement of operations.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.
(e)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class B Shares
	For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	For the Year Ended December 31, 2001	September 11, 2000 thru December 31, 2000(a)
Net Asset Value, Beginning of Period	$8.02	$7.37	$5.83	$7.60	$8.82	$10.00

Investment Activities
Net investment income(f)	0.02	0.06	0.03	0.02	— (b)	0.02
Net realized and unrealized gains (losses) from investments(f)	(0.14)	0.65	1.54	(1.77)	(1.18)	(1.18)

Total from Investment Activities	(0.12)	0.71	1.57	(1.75)	(1.18)	(1.16)

Dividends
Net investment income	(0.03)	(0.06)	(0.03)	(0.02)	(0.04)	(0.02)

Total Dividends	(0.03)	(0.06)	(0.03)	(0.02)	(0.04)	(0.02)

Net Asset Value, End of Period	$7.87	$8.02	$7.37	$5.83	$7.60	$8.82

Total Return (excludes sales charge)(c)	(1.38)%	9.48%	27.18%	(23.05)%	(13.37)%	(11.61)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$14,466	$15,207	$13,055	$8,678	$8,067	$929
Ratio of expenses to average net assets(d)(f)	1.32%	1.23%	1.23%	1.30%	1.17%	1.30%
Ratio of net investment income to average net assets(d)(f)	0.72%	0.81%	0.54%	0.34%	0.74%	1.92%
Ratio of expenses to average net assets*(d)(f)	1.36%	1.45%	1.45%	1.56%	1.37%	1.81%
Portfolio turnover(e)	7%	14%	8%	12%	9%	10%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations.
(b)	Amount less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.
(f)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class C Shares
	For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	May 1, 2001 thru December 31, 2001(a)
Net Asset Value, Beginning of Period	$8.08	$7.42	$5.86	$7.56	$8.34

Investment Activities
Net investment income(g)	0.02	0.07	0.04	0.03 (b)	— (c)
Net realized and unrealized gains (losses) from investments(g)	(0.14)	0.64	1.56	(1.70)	(0.72)

Total from Investment Activities	(0.12)	0.71	1.60	(1.67)	(0.72)

Dividends
Net investment income	(0.02)	(0.05)	(0.04)	(0.03)	(0.06)

Total Dividends	(0.02)	(0.05)	(0.04)	(0.03)	(0.06)

Net Asset Value, End of Period	$7.94	$8.08	$7.42	$5.86	$7.56

Total Return (excludes sales charge)(d)	(1.33)%	9.46%	27.35%	(22.08)%	(8.68)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$402	$808	$813	$776	$107
Ratio of expenses to average net assets(e)(g)	1.32%	1.23%	1.23%	1.30%	1.01%
Ratio of net investment income to average net assets(e)(g)	0.69%	0.76%	0.52%	0.41%	1.09%
Ratio of expenses to average net assets*(e)(g)	1.36%	1.45%	1.45%	1.56%	1.52%
Portfolio turnover(f)	7%	14%	8%	12%	9%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	Amount less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.
(g)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Notes to Financial Statements

June 30, 2005

(Unaudited)

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (the “Trust”), a Massachusetts business trust organized in 1992. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

Each class of shares has identical rights and privileges with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)	Security Valuation—The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of approximately 6% in the net assets of the Master Portfolio at June 30, 2005. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(B)	Distributions to Shareholders—Dividends from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

(C)	Allocation Methodology—The investment income, expenses (other than class specific expenses) and realized and unrealized gains and losses on investments are allocated to each class of shares based on their relative net assets on the date the income is earned, expenses are accrued, or realized and unrealized gains and losses are incurred.

(D)	Expenses—Expenses directly attributable to a class of shares are charged directly to that class.

(E)	Securities Transactions and Income Recognition—The Fund records daily, its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

Continued

BB&T FUNDS

Notes to Financial Statements, Continued

June 30, 2005

(Unaudited)

(F)	Redemption Fees—For shares of the Fund, that were redeemed or exchanged in less than 30 days a fee of 2% of the total redemption amounts may be assessed subject to certain exceptions or limitations. These exceptions include but are not limited to automatic non-discretionary rebalancing programs and systematic withdrawal plans. The fee is applied to shares redeemed or exchanged in the order in which they were purchased, and is retained by the Fund for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. For financial statement purposes, these amounts are included in the Statement of Changes in Net Assets as “Proceeds from Shares Issued”. Fees for the Fund during the period January 1, 2005 through June 30, 2005 were $30.

3.	Related Party Transactions:

Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, Inc. (“BB&T”) exercises general oversight over the investment performance of the Fund. BB&T will advise the Board of Trustees if investment of all of the Fund’s assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund’s investment objective. For periods in which all the Fund’s assets are not invested in the Master Portfolio, BB&T will receive an investment advisory fee from the Fund. For the period ended June 30, 2005, all of the Fund’s assets were invested in the Master Portfolio and BB&T received no fees.

Effective February 1, 2005, BB&T serves the Trust as administrator. BB&T receives compensation for providing administration services at a rate of 0.12% of the Trusts’ average daily net assets up to $5 billion and a rate of 0.08% of the Trusts’ average daily net assets in excess of $5 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statement of Operations as “Administration fees.” Pursuant to a Sub-Administration Agreement with BB&T, BISYS serves as sub-administrator to the Trust subject to the general supervision of the Trusts’ Board of Trustees and BB&T. For these services, BISYS is entitled to a fee, payable by BB&T.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain officers of the Fund are affiliated, serves the Fund as distributor. Prior to February 1, 2005, BISYS and BISYS Ohio received compensation for providing administration and transfer agency services at a rate of 0.22% of the average net assets of the Fund. The fee was accrued daily and paid on a monthly basis. BISYS Ohio may directly or through an affiliate, use their fee revenue, past profits, or other revenue sources to pay promotional, administrative, shareholder support and other expenses to third parties, including broker dealers, in connection with the offer, sale and administration of shares of the Fund. For the period January 1, 2005 through January 31, 2005, BISYS had voluntarily agreed to waive all of its fee for the Fund, the amount of such waiver was $28,338. In addition, BISYS provided an employee to serve as the Chief Compliance Officer for the Fund including providing certain related services, for which it received an additional fee.

Pursuant to an agreement dated February 1, 2005, BISYS Ohio serves the Fund as transfer agent and receives compensation for providing transfer agency services at a rate of 0.01% of the average daily net assets of the Fund. The fee is accrued daily and payable on a monthly basis. In addition, BISYS provides an employee to serve as Chief Compliance Officer for the Funds including providing certain related services, for which it receives an additional fee.

The Fund has adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Fund for Class A Shares, Class B Shares and Class C Shares, respectively. BISYS has contractually agreed to limit to 0.25% the distribution fees of the Fund’s Class A Shares. All contractual distribution fee waivers are not subject to recoupment in subsequent fiscal periods. The fees may be used by BISYS to pay banks, including the advisor, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the Fund. BISYS waived fees totaling $164,771 of distribution fees for the period ended June 30, 2005.

Certain Officers and Trustees of the Fund are affiliated with the advisor, the administrator or the sub-administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles. Each of the 5 non-interested Trustees who serve on the Board are compensated $7,000 per meeting for meeting & retainer fees, plus reimbursement for certain expenses. During the period ended June 30, 2005, actual Trustee compensation was $89,000 in total from the Trust, of which $2,574 was allocated to the Fund.

Continued

BB&T FUNDS

Notes to Financial Statements, Continued

June 30, 2005

(Unaudited)

4.	Federal Income Taxes:

It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

As of the latest tax year end of December 31, 2004, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Amount	Expires
$10,695	2008
740,335	2009
3,648,463	2010
715,833	2011
175,416	2012

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post October capital losses of $125,170, which will be treated as arising on the first business day of the fiscal year ending December 31, 2005.

5.	Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedule of Portfolio Investments for quarters ending March 31 and September 30 are available without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2005 (Unaudited)

Common Stocks (97.55%):
Security	Shares	Value
Advertising (0.18%):
Interpublic Group of Companies Inc.(1)(2)	88,404	$1,076,761
Omnicom Group Inc.	39,000	3,114,540

		4,191,301

Aerospace & Defense (1.93%):
Boeing Co. (The)	174,795	11,536,470
General Dynamics Corp.	42,200	4,622,588
Goodrich (B.F.) Co.	25,180	1,031,373
L-3 Communications Holdings Inc.	24,905	1,907,225
Lockheed Martin Corp.	85,118	5,521,605
Northrop Grumman Corp.(2)	76,187	4,209,332
Raytheon Co.	95,259	3,726,532
Rockwell Collins Inc.	37,452	1,785,711
United Technologies Corp.	215,877	11,085,284

		45,426,120

Agriculture (1.50%):
Altria Group Inc.	437,004	28,256,679
Monsanto Co.	56,445	3,548,697
Reynolds American Inc.	24,795	1,953,846
UST Inc.(2)	34,712	1,584,950

		35,344,172

Airlines (0.10%):
Delta Air Lines Inc.(1)(2)	29,109	109,450
Southwest Airlines Co.	156,413	2,178,833

		2,288,283

Apparel (0.44%):
Coach Inc.(1)	80,178	2,691,575
Jones Apparel Group Inc.	25,516	792,017
Liz Claiborne Inc.	22,633	899,888
Nike Inc. Class B	48,479	4,198,281
Reebok International Ltd.(2)	12,028	503,131
VF Corp.	21,387	1,223,764

		10,308,656

Auto Manufacturers (0.46%):
Ford Motor Co.	387,505	3,968,051
General Motors Corp.(2)	119,067	4,048,278
Navistar International Corp.(1)(2)	14,387	460,384
PACCAR Inc.	36,500	2,482,000

		10,958,713

Auto Parts & Equipment (0.18%):
Cooper Tire & Rubber Co.(2)	14,702	273,016
Dana Corp.(2)	31,143	467,456
Delphi Corp.(2)	116,584	542,116
Goodyear Tire & Rubber Co. (The)(1)(2)	36,495	543,775
Johnson Controls Inc.	40,346	2,272,690
Visteon Corp.	26,822	161,737

		4,260,790

Banks (6.23%):
AmSouth Bancorp(2)	74,565	1,938,690
Bank of America Corp.	849,436	38,742,776
Bank of New York Co. Inc. (The)	163,944	4,718,308
BB&T Corp.	115,334	4,609,900
Comerica Inc.	35,744	2,066,003
Compass Bancshares Inc.	25,822	1,161,990
Fifth Third Bancorp	110,004	4,533,265

Common Stocks, continued
Security	Shares	Value
Banks, continued
First Horizon National Corp.(2)	25,941	$1,094,710
Huntington Bancshares Inc.(2)	48,473	1,170,138
KeyCorp	85,725	2,841,784
M&T Bank Corp.(2)	20,858	2,193,427
Marshall & Ilsley Corp.	44,704	1,987,093
Mellon Financial Corp.	89,047	2,554,758
National City Corp.	125,747	4,290,488
North Fork Bancorp Inc.	100,422	2,820,854
Northern Trust Corp.	43,267	1,972,543
PNC Financial Services Group	59,650	3,248,539
Regions Financial Corp.(2)	97,659	3,308,687
State Street Corp.	70,107	3,382,663
SunTrust Banks Inc.	71,709	5,180,258
Synovus Financial Corp.	65,267	1,871,205
U.S. Bancorp	387,675	11,320,110
Wachovia Corp.	333,238	16,528,605
Wells Fargo & Co.	356,569	21,957,519
Zions Bancorporation	18,847	1,385,820

		146,880,133

Beverages (2.19%):
Anheuser-Busch Companies Inc.	163,622	7,485,706
Brown-Forman Corp. Class B(2)	19,386	1,172,078
Coca-Cola Co. (The)	477,448	19,933,454
Coca-Cola Enterprises Inc.	75,304	1,657,441
Molson Coors Brewing Co. Class B	16,860	1,045,320
Pepsi Bottling Group Inc.(2)	42,177	1,206,684
PepsiCo Inc.	353,295	19,053,199

		51,553,882

Biotechnology (1.04%):
Amgen Inc.(1)	261,616	15,817,303
Biogen Idec Inc.(1)(2)	72,435	2,495,386
Chiron Corp.(1)(2)	31,686	1,105,525
Genzyme Corp.(1)(2)	53,078	3,189,457
MedImmune Inc.(1)	51,997	1,389,360
Millipore Corp.(1)	10,312	585,000

		24,582,031

Building Materials (0.25%):
American Standard Companies Inc.	38,257	1,603,733
Masco Corp.	92,261	2,930,209
Vulcan Materials Co.(2)	21,511	1,398,000

		5,931,942

Chemicals (1.53%):
Air Products & Chemicals Inc.	48,219	2,907,606
Ashland Inc.	14,240	1,023,429
Dow Chemical Co. (The)	202,683	9,025,474
Du Pont (E.I.) de Nemours and Co.	210,036	9,033,648
Eastman Chemical Co.(2)	16,772	924,976
Ecolab Inc.(2)	47,010	1,521,244
Engelhard Corp.(2)	25,454	726,712
Great Lakes Chemical Corp.	10,599	333,551
Hercules Inc.(1)	23,233	328,747
International Flavors & Fragrances Inc.	19,111	692,200
PPG Industries Inc.(2)	36,396	2,284,213
Praxair Inc.	68,054	3,171,316
Rohm & Haas Co.(2)	41,219	1,910,088
Sherwin-Williams Co. (The)(2)	26,938	1,268,510
Sigma-Aldrich Corp.	14,350	804,174

		35,955,888

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2005 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Commercial Services (0.91%):
Apollo Group Inc. Class A(1)	34,803	$2,722,291
Block (H & R) Inc.(2)	34,694	2,024,395
Cendant Corp.	221,901	4,963,925
Convergys Corp.(1)	29,325	417,001
Donnelley (R.R.) & Sons Co.	45,556	1,572,138
Equifax Inc.	28,038	1,001,237
McKesson Corp.	62,016	2,777,697
Moody’s Corp.(2)	58,239	2,618,425
Paychex Inc.(2)	75,486	2,456,314
Robert Half International Inc.(2)	34,560	862,963

		21,416,386

Computers (3.78%):
Affiliated Computer Services Inc. Class A(1)	26,511	1,354,712
Apple Computer Inc.(1)	173,633	6,391,431
Computer Sciences Corp.(1)	39,396	1,721,605
Dell Inc.(1)	511,652	20,215,371
Electronic Data Systems Corp.(2)	108,745	2,093,341
EMC Corp.(1)	506,434	6,943,210
Gateway Inc.(1)(2)	67,376	222,341
Hewlett-Packard Co.	610,266	14,347,354
International Business Machines Corp.	340,870	25,292,554
Lexmark International Inc.(1)(2)	26,569	1,722,468
NCR Corp.(1)	39,135	1,374,421
Network Appliance Inc.(1)	76,903	2,174,048
Sun Microsystems Inc.(1)	716,030	2,670,792
SunGard Data Systems Inc.(1)	60,956	2,143,823
Unisys Corp.(1)	69,652	440,897

		89,108,368

Cosmetics & Personal Care (2.32%):
Alberto-Culver Co.(2)	18,302	793,026
Avon Products Inc.	99,350	3,760,397
Colgate-Palmolive Co.	110,537	5,516,902
Gillette Co. (The)	210,381	10,651,590
Kimberly-Clark Corp.	101,177	6,332,668
Procter & Gamble Co.	522,795	27,577,436

		54,632,019

Distribution & Wholesale (0.10%):
Genuine Parts Co.(2)	36,559	1,502,209
Grainger (W.W.) Inc.	17,848	977,892

		2,480,101

Diversified Financial Services (7.90%):
American Express Co.	247,381	13,168,091
Bear Stearns Companies Inc. (The)	23,887	2,482,815
Capital One Financial Corp.(2)	53,073	4,246,371
CIT Group Inc.	44,265	1,902,067
Citigroup Inc.	1,098,648	50,790,497
Countrywide Financial Corp.	123,777	4,779,030
E*TRADE Financial Corp.(1)	77,446	1,083,470
Federal Home Loan Mortgage Corp.	145,614	9,498,401
Federal National Mortgage Association	204,131	11,921,250
Federated Investors Inc. Class B(2)	20,674	620,427
Franklin Resources Inc.(2)	41,948	3,229,157
Goldman Sachs Group Inc. (The)	93,513	9,540,196

Common Stocks, continued
Security	Shares	Value
Diversified Financial Services, continued
Janus Capital Group Inc.(2)	49,212	$740,148
JP Morgan Chase & Co.	743,435	26,258,124
Lehman Brothers Holdings Inc.	58,273	5,785,343
MBNA Corp.	268,545	7,025,137
Merrill Lynch & Co. Inc.	199,361	10,966,849
Morgan Stanley	231,736	12,159,188
Providian Financial Corp.(1)	61,291	1,080,560
Schwab (Charles) Corp. (The)	242,562	2,736,099
SLM Corp.	89,039	4,523,181
T. Rowe Price Group Inc.	26,403	1,652,828

		186,189,229

Electric (3.18%):
AES Corp. (The)(1)	137,169	2,246,828
Allegheny Energy Inc.(1)(2)	34,117	860,431
Ameren Corp.	42,713	2,362,029
American Electric Power Co. Inc.	81,233	2,995,061
Calpine Corp.(1)(2)	109,445	372,113
CenterPoint Energy Inc.(2)	62,366	823,855
Cinergy Corp.	41,609	1,864,915
CMS Energy Corp.(1)(2)	45,357	683,076
Consolidated Edison Inc.	51,076	2,392,400
Constellation Energy Group Inc.	37,274	2,150,337
Dominion Resources Inc.	71,726	5,263,971
DTE Energy Co.(2)	36,517	1,707,900
Duke Energy Corp.	196,443	5,840,250
Edison International	68,452	2,775,729
Entergy Corp.	45,068	3,404,887
Exelon Corp.(2)	141,025	7,238,813
FirstEnergy Corp.	69,320	3,334,985
FPL Group Inc.	82,470	3,468,688
NiSource Inc.	56,745	1,403,304
PG&E Corp.(2)	77,822	2,921,438
Pinnacle West Capital Corp.	20,512	911,758
PPL Corp.	39,867	2,367,302
Progress Energy Inc.	52,249	2,363,745
Public Service Enterprise Group Inc.	50,200	3,053,164
Southern Co. (The)(2)	156,800	5,436,256
TECO Energy Inc.(2)	42,938	811,958
TXU Corp.(2)	50,511	4,196,959
Xcel Energy Inc.(2)	84,347	1,646,453

		74,898,605

Electrical Components & Equipment (0.31%):
American Power Conversion Corp.(2)	38,605	910,692
Emerson Electric Co.	88,203	5,524,154
Molex Inc.(2)	36,052	938,794

		7,373,640

Electronics (0.51%):
Agilent Technologies Inc.(1)	91,876	2,114,986
Applera Corp.-Applied Biosystems Group	40,939	805,270
Fisher Scientific International Inc.(1)(2)	25,183	1,634,377
Jabil Circuit Inc.(1)	39,375	1,209,994
Parker Hannifin Corp.	25,227	1,564,326
PerkinElmer Inc.	26,933	509,034
Sanmina-SCI Corp.(1)	108,801	595,141
Solectron Corp.(1)	202,830	768,726

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2005 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Electronics, continued
Symbol Technologies Inc.	50,551	$498,938
Tektronix Inc.	18,831	438,197
Thermo Electron Corp.(1)	33,615	903,235
Waters Corp.(1)	25,253	938,654

		11,980,878

Engineering & Construction (0.04%):
Fluor Corp.(2)	18,095	1,042,091

		1,042,091

Entertainment (0.09%):
International Game Technology Inc.(2)	72,314	2,035,639

		2,035,639

Environmental Control (0.16%):
Allied Waste Industries Inc.(1)(2)	59,527	472,049
Waste Management Inc.	119,535	3,387,622

		3,859,671

Food (1.67%):
Albertson’s Inc.(2)	77,029	1,592,960
Archer-Daniels-Midland Co.	131,989	2,821,925
Campbell Soup Co.	69,159	2,128,022
ConAgra Foods Inc.	108,868	2,521,383
General Mills Inc.(2)	77,826	3,641,479
Heinz (H.J.) Co.(2)	73,564	2,605,637
Hershey Co. (The)	46,260	2,872,746
Kellogg Co.	74,286	3,301,270
Kroger Co.(1)	153,659	2,924,131
McCormick & Co. Inc. NVS	28,368	927,066
Safeway Inc.	94,148	2,126,803
Sara Lee Corp.	165,945	3,287,370
SUPERVALU Inc.	28,390	925,798
Sysco Corp.(2)	133,934	4,847,071
Wrigley (William Jr.) Co.	41,512	2,857,686

		39,381,347

Forest Products & Paper (0.46%):
Georgia-Pacific Corp.	54,570	1,735,326
International Paper Co.(2)	103,098	3,114,591
Louisiana-Pacific Corp.	22,749	559,170
MeadWestvaco Corp.	40,127	1,125,161
Temple-Inland Inc.	26,210	973,701
Weyerhaeuser Co.	51,530	3,279,884

		10,787,833

Gas (0.18%):
KeySpan Corp.(2)	36,413	1,482,009
Nicor Inc.	9,040	372,177
Peoples Energy Corp.(2)	7,851	341,204
Sempra Energy	50,232	2,075,084

		4,270,474

Hand & Machine Tools (0.11%):
Black & Decker Corp.	16,828	1,511,996
Snap-On Inc.	11,953	409,988
Stanley Works (The)	16,224	738,841

		2,660,825

Health Care — Products (3.64%):
Bard (C.R.) Inc.	21,978	1,461,757
Bausch & Lomb Inc.(2)	11,175	927,525

Common Stocks, continued
Security	Shares	Value
Health Care — Products, continued
Baxter International Inc.	130,731	$4,850,120
Becton, Dickinson & Co.	53,163	2,789,463
Biomet Inc.	53,075	1,838,518
Boston Scientific Corp.(1)	159,092	4,295,484
Guidant Corp.	68,456	4,607,089
Johnson & Johnson	627,537	40,789,905
Medtronic Inc.	255,115	13,212,406
St. Jude Medical Inc.(1)	76,209	3,323,474
Stryker Corp.	79,343	3,773,553
Zimmer Holdings Inc.(1)(2)	51,993	3,960,307

		85,829,601

Health Care — Services (1.75%):
Aetna Inc.	61,588	5,100,718
HCA Inc.	88,277	5,002,658
Health Management Associates Inc. Class A(2)	51,631	1,351,700
Humana Inc.(1)	33,881	1,346,431
Laboratory Corp. of America Holdings(1)	28,441	1,419,206
Manor Care Inc.	18,016	715,776
Quest Diagnostics Inc.(2)	38,858	2,069,966
Tenet Healthcare Corp.(1)(2)	97,884	1,198,100
UnitedHealth Group Inc.	267,732	13,959,546
WellPoint Inc.(1)	129,162	8,994,842

		41,158,943

Home Builders (0.23%):
Centex Corp.	26,843	1,896,995
KB Home(2)	17,874	1,362,535
Pulte Homes Inc.	25,209	2,123,858

		5,383,388

Home Furnishings (0.10%):
Leggett & Platt Inc.	39,902	1,060,595
Maytag Corp.	16,129	252,580
Whirlpool Corp.(2)	14,121	990,023

		2,303,198

Household Products & Wares (0.24%):
Avery Dennison Corp.	21,707	1,149,603
Clorox Co. (The)	32,348	1,802,431
Fortune Brands Inc.	30,578	2,715,326

		5,667,360

Housewares (0.06%):
Newell Rubbermaid Inc.(2)	57,445	1,369,489

		1,369,489

Insurance (4.58%):
ACE Ltd.	60,440	2,710,734
AFLAC Inc.	105,654	4,572,705
Allstate Corp. (The)	141,455	8,451,936
Ambac Financial Group Inc.(2)	22,814	1,591,505
American International Group Inc.	548,129	31,846,295
AON Corp.	66,644	1,668,766
Chubb Corp.(2)	41,106	3,519,085
CIGNA Corp.(2)	27,824	2,978,003
Cincinnati Financial Corp.(2)	35,547	1,406,239
Hartford Financial Services Group Inc.	62,470	4,671,507

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2005 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Insurance, continued
Jefferson-Pilot Corp.(2)	28,549	$1,439,441
Lincoln National Corp.	36,516	1,713,331
Loews Corp.	33,916	2,628,490
Marsh & McLennan Companies Inc.(2)	112,094	3,105,004
MBIA Inc.(2)	28,978	1,718,685
MetLife Inc.	154,548	6,945,387
MGIC Investment Corp.(2)	20,224	1,319,009
Principal Financial Group Inc.	62,603	2,623,066
Progressive Corp. (The)(2)	42,092	4,159,111
Prudential Financial Inc.	110,230	7,237,702
SAFECO Corp.(2)	26,674	1,449,465
St. Paul Travelers Companies Inc.	141,950	5,611,283
Torchmark Corp.(2)	22,414	1,170,011
UNUMProvident Corp.(2)	62,200	1,139,504
XL Capital Ltd. Class A(2)	29,431	2,190,255

		107,866,519

Internet (0.93%):
eBay Inc.(1)	256,145	8,455,346
Monster Worldwide Inc.(1)	25,126	720,614
Symantec Corp.(1)(2)	149,648	3,253,348
Yahoo! Inc.(1)	276,796	9,590,981

		22,020,289

Iron & Steel (0.12%):
Allegheny Technologies Inc.	19,629	433,016
Nucor Corp.	33,559	1,530,962
United States Steel Corp.(2)	23,872	820,481

		2,784,459

Leisure Time (0.45%):
Brunswick Corp.	20,217	875,800
Carnival Corp.	111,337	6,073,433
Harley-Davidson Inc.(2)	60,561	3,003,826
Sabre Holdings Corp.(2)	28,235	563,288

		10,516,347

Lodging (0.43%):
Harrah’s Entertainment Inc.	38,200	2,753,074
Hilton Hotels Corp.	80,586	1,921,976
Marriott International Inc. Class A	42,237	2,881,408
Starwood Hotels & Resorts Worldwide Inc.	45,428	2,660,718

		10,217,176

Machinery (0.54%):
Caterpillar Inc.	72,144	6,876,045
Cummins Inc.(2)	9,296	693,575
Deere & Co.	51,902	3,399,062
Rockwell Automation Inc.	37,149	1,809,528

		12,778,210

Manufacturing (5.50%):
Cooper Industries Ltd.	19,440	1,242,216
Danaher Corp.	58,336	3,053,306
Dover Corp.	42,761	1,555,645
Eastman Kodak Co.	60,203	1,616,451
Eaton Corp.	32,119	1,923,928
General Electric Co.	2,238,562	77,566,173
Honeywell International Inc.	179,776	6,585,195

Common Stocks, continued
Security	Shares	Value
Manufacturing, continued
Illinois Tool Works Inc.	57,906	$4,613,950
Ingersoll-Rand Co. Class A	35,898	2,561,322
ITT Industries Inc.(2)	19,375	1,891,581
Pall Corp.(2)	25,816	783,774
Textron Inc.	28,371	2,151,940
3M Co.	162,552	11,752,509
Tyco International Ltd.	425,957	12,437,944

		129,735,934

Media (3.39%):
Clear Channel Communications Inc.(2)	108,402	3,352,874
Comcast Corp. Class A(1)	465,534	14,291,894
Dow Jones & Co. Inc.(2)	15,363	544,618
Gannett Co. Inc.(2)	52,745	3,751,752
Knight Ridder Inc.(2)	15,987	980,643
McGraw-Hill Companies Inc. (The)	79,623	3,523,318
Meredith Corp.	9,890	485,203
New York Times Co. Class A(2)	30,464	948,954
News Corp. Class A	608,195	9,840,595
Time Warner Inc.(1)	988,475	16,517,417
Tribune Co.(2)	63,292	2,226,613
Univision Communications Inc. Class A(1)(2)	62,181	1,713,087
Viacom Inc. Class B	340,023	10,887,536
Walt Disney Co. (The)	430,836	10,848,450

		79,912,954

Mining (0.50%):
Alcoa Inc.	183,706	4,800,238
Freeport-McMoRan Copper & Gold Inc.	37,629	1,408,830
Newmont Mining Corp.	93,848	3,662,887
Phelps Dodge Corp.	20,304	1,878,120

		11,750,075

Office & Business Equipment (0.21%):
Pitney Bowes Inc.	48,490	2,111,740
Xerox Corp.(1)	201,214	2,774,741

		4,886,481

Oil & Gas (7.40%):
Amerada Hess Corp.(2)	18,149	1,933,050
Anadarko Petroleum Corp.	50,046	4,111,279
Apache Corp.	69,108	4,464,377
Burlington Resources Inc.	81,282	4,490,018
Chevron Corp.	442,937	24,769,037
ConocoPhillips	293,717	16,885,790
Devon Energy Corp.	100,482	5,092,428
EOG Resources Inc.	50,306	2,857,381
Exxon Mobil Corp.	1,344,138	77,247,611
Kerr-McGee Corp.	24,444	1,865,322
Marathon Oil Corp.	73,223	3,907,912
Nabors Industries Ltd.(1)	31,317	1,898,437
Noble Corp.	28,455	1,750,267
Occidental Petroleum Corp.	83,929	6,456,658
Rowan Companies Inc.	22,491	668,208
Sunoco Inc.	14,738	1,675,416
Transocean Inc.(1)	68,642	3,704,609

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2005 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Oil & Gas, continued
Unocal Corp.	57,190	$3,720,210
Valero Energy Corp.	54,050	4,275,896
XTO Energy Inc.	75,858	2,578,413

		174,352,319

Oil & Gas Services (0.92%):
Baker Hughes Inc.(2)	71,298	3,647,606
BJ Services Co.	34,105	1,789,830
Halliburton Co.	106,518	5,093,691
National Oilwell Varco Inc.(1)	36,087	1,715,576
Schlumberger Ltd.	124,225	9,433,647

		21,680,350

Packaging & Containers (0.13%):
Ball Corp.	23,146	832,330
Bemis Co. Inc.	22,337	592,824
Pactiv Corp.(1)	30,910	667,038
Sealed Air Corp.(1)	17,432	867,939

		2,960,131

Pharmaceuticals (6.13%):
Abbott Laboratories	327,816	16,066,262
Allergan Inc.	27,637	2,355,778
AmerisourceBergen Corp.	22,188	1,534,300
Bristol-Myers Squibb Co.(2)	412,098	10,294,208
Cardinal Health Inc.	90,805	5,228,552
Caremark Rx Inc.(1)	96,078	4,277,393
Express Scripts Inc.(1)	31,716	1,585,166
Forest Laboratories Inc.(1)	72,449	2,814,644
Gilead Sciences Inc.(1)	95,123	4,184,461
Hospira Inc.(1)	33,086	1,290,354
King Pharmaceuticals Inc.(1)	50,431	525,491
Lilly (Eli) & Co.(2)	238,999	13,314,634
Medco Health Solutions Inc.(1)	58,293	3,110,514
Merck & Co. Inc.	464,679	14,312,113
Mylan Laboratories Inc.	56,270	1,082,635
Pfizer Inc.	1,570,219	43,306,640
Schering-Plough Corp.	310,817	5,924,172
Watson Pharmaceuticals Inc.(1)(2)	22,904	677,042
Wyeth	282,293	12,562,039

		144,446,398

Pipelines (0.26%):
Dynegy Inc. Class A(1)(2)	73,998	359,630
El Paso Corp.	134,706	1,551,813
Kinder Morgan Inc.(2)	23,195	1,929,824
Williams Companies Inc.	119,786	2,275,934

		6,117,201

Real Estate Investment Trusts (0.59%):
Apartment Investment & Management Co. Class A(2)	19,923	815,249
Archstone-Smith Trust	41,919	1,618,912
Equity Office Properties Trust(2)	85,706	2,836,869
Equity Residential(2)	60,202	2,216,638
Plum Creek Timber Co. Inc.	38,438	1,395,299
ProLogis	39,142	1,575,074
Simon Property Group Inc.	46,482	3,369,480

		13,827,521

Retail (6.50%):
AutoNation Inc.(1)	48,286	990,829
AutoZone Inc.(1)	14,105	1,304,148

Common Stocks, continued
Security	Shares	Value
Retail, continued
Bed Bath & Beyond Inc.(1)	62,918	$2,628,714
Best Buy Co. Inc.	63,277	4,337,638
Big Lots Inc.(1)(2)	23,954	317,151
Circuit City Stores Inc.(2)	39,727	686,880
Costco Wholesale Corp.	100,594	4,508,623
CVS Corp.	170,623	4,960,011
Darden Restaurants Inc.	31,460	1,037,551
Dillard’s Inc. Class A	15,581	364,907
Dollar General Corp.	64,321	1,309,576
Family Dollar Stores Inc.	35,032	914,335
Federated Department Stores Inc.	35,826	2,625,329
Gap Inc. (The)	161,066	3,181,054
Home Depot Inc.	453,665	17,647,569
Kohl’s Corp.(1)(2)	68,997	3,857,622
Limited Brands Inc.(2)	81,191	1,739,111
Lowe’s Companies Inc.(2)	162,879	9,482,815
May Department Stores Co. (The)	62,937	2,527,550
McDonald’s Corp.	267,651	7,427,315
Nordstrom Inc.	26,284	1,786,523
Office Depot Inc.(1)	66,180	1,511,551
OfficeMax Inc.	14,729	438,482
Penney (J.C.) Co. Inc. (Holding Co.)(2)	56,018	2,945,426
RadioShack Corp.	33,100	766,927
Sears Holdings Corp.(1)	21,509	3,223,554
Staples Inc.	155,947	3,324,790
Starbucks Corp.(1)	82,703	4,272,437
Target Corp.	186,899	10,169,175
Tiffany & Co.(2)	30,366	994,790
TJX Companies Inc.	100,276	2,441,721
Toys R Us Inc.(1)	46,341	1,227,110
Walgreen Co.	215,585	9,914,754
Wal-Mart Stores Inc.	706,712	34,063,518
Wendy’s International Inc.	24,025	1,144,791
Yum! Brands Inc.(2)	61,247	3,189,744

		153,264,021

Savings & Loans (0.56%):
Golden West Financial Corp.(2)	59,817	3,851,018
Sovereign Bancorp Inc.	78,026	1,743,101
Washington Mutual Inc.	184,908	7,523,907

		13,118,026

Semiconductors (3.18%):
Advanced Micro Devices Inc.(1)	82,631	1,432,822
Altera Corp.(1)	77,971	1,545,385
Analog Devices Inc.	78,195	2,917,455
Applied Materials Inc.(2)	348,410	5,637,274
Applied Micro Circuits Corp.(1)(2)	65,144	166,769
Broadcom Corp. Class A(1)	61,956	2,200,058
Freescale Semiconductor Inc. Class B(1)	84,264	1,784,712
Intel Corp.	1,303,959	33,981,172
KLA-Tencor Corp.	41,271	1,803,543
Linear Technology Corp.	64,520	2,367,239
LSI Logic Corp.(1)(2)	79,865	678,054
Maxim Integrated Products Inc.(2)	68,948	2,634,503
Micron Technology Inc.(1)(2)	128,384	1,310,801
National Semiconductor Corp.	74,430	1,639,693
Novellus Systems Inc.	29,133	719,876
NVIDIA Corp.(1)	35,256	942,040

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2005 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Semiconductors, continued
PMC-Sierra Inc.(1)	36,924	$344,501
QLogic Corp.(1)	19,132	590,605
Teradyne Inc.(1)(2)	40,516	484,977
Texas Instruments Inc.(2)	351,733	9,873,145
Xilinx Inc.	73,639	1,877,795

		74,932,419

Software (4.23%):
Adobe Systems Inc.	102,881	2,944,454
Autodesk Inc.	48,040	1,651,135
Automatic Data Processing Inc.(2)	122,883	5,157,400
BMC Software Inc.(1)	46,124	827,926
Citrix Systems Inc.(1)	35,342	765,508
Computer Associates International Inc.	112,836	3,100,733
Compuware Corp.(1)	80,692	580,175
Electronic Arts Inc.(1)	64,754	3,665,724
First Data Corp.(2)	164,941	6,620,732
Fiserv Inc.(1)(2)	40,475	1,738,401
IMS Health Inc.	48,475	1,200,726
Intuit Inc.(1)	38,882	1,753,967
Mercury Interactive Corp.(1)	18,007	690,749
Microsoft Corp.	2,122,022	52,711,026
Novell Inc.(1)(2)	78,907	489,223
Oracle Corp.(1)	935,224	12,344,957
Parametric Technology Corp.(1)	55,685	355,270
Siebel Systems Inc.(2)	107,842	959,794
Veritas Software Corp.(1)	89,767	2,190,315

		99,748,215

Telecommunications (5.64%):
ADC Telecommunications Inc.(1)	24,147	525,680
Alltel Corp.(2)	68,839	4,287,293
Andrew Corp.(1)	33,562	428,251
AT&T Corp.	168,559	3,209,363
Avaya Inc.(1)	100,652	837,425
BellSouth Corp.	386,113	10,259,022
CenturyTel Inc.(2)	28,107	973,345
CIENA Corp.(1)	117,825	246,254
Cisco Systems Inc.(1)	1,350,249	25,803,258
Citizens Communications Co.	71,060	955,046
Comverse Technology Inc.(1)	41,833	989,350
Corning Inc.(1)	305,263	5,073,471
JDS Uniphase Corp.(1)	300,075	456,114
Lucent Technologies Inc.(1)(2)	931,097	2,709,492
Motorola Inc.	517,047	9,441,278
Nextel Communications Inc. Class A(1)	237,221	7,664,611
QUALCOMM Inc.	345,512	11,405,351
Qwest Communications International Inc.(1)	356,799	1,323,724
SBC Communications Inc.(2)	696,816	16,549,380
Scientific-Atlanta Inc.	31,850	1,059,650
Sprint Corp. (FON Group)(2)	311,924	7,826,173
Tellabs Inc.(1)	96,270	837,549
Verizon Communications Inc.(2)	583,824	20,171,119

		133,032,199

Textiles (0.05%):
Cintas Corp.(2)	31,947	1,233,154

		1,233,154

Common Stocks, continued
Security	Shares	Value
Toys, Games & Hobbies (0.10%):
Hasbro Inc.	35,998	$748,398
Mattel Inc.(2)	87,287	1,597,352

		2,345,750

Transportation (1.44%):
Burlington Northern Santa Fe Corp.	79,566	3,745,967
CSX Corp.	45,458	1,939,238
FedEx Corp.	63,639	5,155,395
Norfolk Southern Corp.	84,998	2,631,538
Ryder System Inc.	13,303	486,890
Union Pacific Corp.	55,348	3,586,550
United Parcel Service Inc. Class B(2)	235,477	16,285,589

		33,831,167

Total Common Stocks (Cost: $2,379,268,346)		2,298,868,311

Short-Term Investments (9.76%):
Security	Principal	Value
Commercial Paper(3) (1.99%):
Alpine Securitization Corp. 3.29%, 08/08/05	$247,722	246,856
Amstel Funding Corp. 2.95% - 3.18%, 07/18/05 - 08/19/05(4)	1,664,413	1,661,050
Amsterdam Funding Corp. 3.14% - 3.24%, 07/19/05 - 07/26/05(4)	3,798,408	3,791,257
ANZ National Bank Ltd. 2.94%, 08/15/05(4)	412,870	411,356
Barton Capital Corp. 3.15% - 3.29%, 07/14/05 - 07/28/05	1,570,931	1,568,283
Blue Ridge Asset Funding Corp. 3.12%, 07/11/05	825,741	825,025
Bryant Park Funding LLC 3.10%, 07/06/05(4)	318,852	318,714
Cancara Asset Securitisation LLC 3.15%, 07/13/05(4)	297,316	297,004
Cantabric Finance LLC 3.08% - 3.12%, 07/11/05 - 07/25/05(4)	825,741	824,276
Chariot Funding LLC 3.13% - 3.29%, 07/12/05 - 07/28/05(4)	1,033,927	1,032,314
Charta LLC 3.31%, 08/11/05(4)	1,238,611	1,233,942
Chesham Finance LLC 3.12% - 3.17%, 07/08/05 - 07/13/05(4)	776,196	775,551
Dexia Delaware LLC 3.04%, 07/01/05	1,094,932	1,094,932
Edison Asset Securitization LLC 3.12%, 09/06/05(4)	619,306	615,709
Fairway Finance LLC 3.12% - 3.23%, 07/11/05 - 09/15/05(4)	1,366,163	1,360,453
Falcon Asset Securitization Corp. 3.17% - 3.24%, 07/14/05 - 07/21/05(4)	2,190,253	2,186,471

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2005 (Unaudited)

Short-Term Investments, continued
Security	Principal	Value
Commercial Paper, continued
Ford Credit Floorplan Motown 3.33%, 08/08/05(4)	$165,148	$164,568
Gemini Securitization Corp. 3.18% - 3.24%, 07/15/05 - 07/25/05	894,343	892,856
General Electric Capital Corp. 2.74%, 07/07/05	412,870	412,682
Giro Funding Corp. 3.07% - 3.30%, 07/01/05 - 07/29/05	784,454	783,394
Grampian Funding LLC 3.00% - 3.13%, 07/05/05 - 09/09/05(4)	2,749,717	2,738,093
Jupiter Securitization Corp. 3.12% - 3.24%, 07/13/05 - 07/27/05(4)	2,497,758	2,494,073
Liberty Street Funding Corp. 3.05%, 07/01/05(4)	412,870	412,870
Lockhart Funding LLC 3.15% - 3.16%, 07/11/05 - 07/12/05(4)	1,208,373	1,207,298
Mortgage Interest Networking Trust 3.12% - 3.27%, 07/05/05 - 07/25/05	1,577,165	1,575,256
Nordea North America Inc. 2.74%, 07/11/05	412,870	412,556
Park Avenue Receivables Corp. 3.25%, 07/22/05(4)	1,643,224	1,640,112
Park Granada LLC 3.08% - 3.09%, 07/01/05(4)	413,201	413,200
Polonius Inc. 3.15%, 07/11/05(4)	578,019	577,513
Ranger Funding Co. LLC 3.07% - 3.13%, 07/06/05 - 07/13/05(4)	2,685,879	2,684,122
Santander Central Hispano 2.75%, 07/08/05	1,032,176	1,031,625
Scaldis Capital LLC 2.75% - 3.29%, 07/08/05 - 07/29/05(4)	1,477,159	1,474,276
Sydney Capital Corp. 3.11% - 3.21%, 07/08/05 - 08/17/05(4)	3,003,219	2,995,134
Thames Asset Global Securitization No. 1 Inc. 3.12% - 3.19%, 07/07/05 - 07/15/05(4)	2,688,604	2,685,781
Three Pillars Funding Corp. 3.30%, 07/28/05	120,071	119,774
Tulip Funding Corp. 3.02% - 3.07%, 07/01/05(4)	1,610,195	1,610,194
UBS Finance Delaware LLC 3.03%, 07/01/05	1,238,611	1,238,611
Windmill Funding Corp. 3.17% - 3.24%, 07/26/05	718,394	716,793
Yorktown Capital LLC 3.15%, 07/13/05	479,929	479,425

		47,003,399

Short-Term Investments, continued
Security	Principal	Value
Floating Rate Notes(3) (3.37%):
Allstate Life Global Funding II 3.19% - 3.30%, 06/08/06 - 06/27/06(4)	$1,535,878	$1,535,887
American Express Bank 3.24% - 3.29%, 10/17/05 - 06/29/06	2,023,065	2,023,081
American Express Centurion Bank 3.29%, 06/29/06	330,296	330,297
American Express Credit Corp. 3.19% - 3.32%, 08/09/05 - 10/26/05	2,353,361	2,353,643
Australia & New Zealand Banking Group Ltd. 3.28%, 06/23/06(4)	536,732	536,732
Bank of Nova Scotia 3.06% - 3.23%, 09/26/05 - 01/03/06	536,731	536,658
Beta Finance Inc. 3.13% - 3.60%, 09/23/05 - 06/09/06(4)	4,244,308	4,244,266
BMW US Capital LLC 3.19%, 07/14/06(4)	825,741	825,741
Canadian Imperial Bank of Commerce 3.14% - 3.26%, 09/13/05 - 12/14/05	2,807,519	2,807,255
CC USA Inc. 3.12% - 3.27%, 07/29/05 - 06/26/06(4)	3,088,270	3,088,076
Commodore CDO Ltd. 3.47%, 12/12/05(4)	206,435	206,435
Credit Suisse First Boston 3.15%, 05/09/06	825,741	825,741
Danske Bank 3.14% - 3.24%, 08/12/05 - 10/17/05	2,477,222	2,477,083
DEPFA Bank PLC 3.42%, 03/15/06	825,741	825,741
Dorada Finance Inc. 3.12% - 3.29%, 07/29/05 - 06/26/06(4)	1,998,293	1,998,367
Fairway Finance LLC 3.21%, 10/20/05	330,296	330,291
Fifth Third Bancorp 3.26%, 04/21/06(4)	1,651,482	1,651,482
Five Finance Inc. 3.27% - 3.30%, 02/27/06 - 06/26/06(4)	578,019	578,039
General Electric Capital Corp. 3.28%, 07/07/06	371,583	371,984
General Electric Commercial Equipment Financing LLC 3.22%, 11/20/05	118,619	118,619
Greenwich Capital Holdings Inc. 3.09% - 3.15%, 09/02/05 - 02/10/06	949,602	949,602
Hartford Life Global Funding Trust 3.21%, 07/15/06	825,741	825,741

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2005 (Unaudited)

Short-Term Investments, continued
Security	Principal	Value
Floating Rate Notes, continued
HBOS Treasury Services PLC 3.15% - 3.51%, 01/10/06 - 04/24/06(4)	$2,477,222	$2,477,223
HSBC Bank USA N.A. 3.57%, 05/04/06	289,009	289,207
K2 USA LLC 3.09% - 3.24%, 07/25/05 - 06/02/06(4)	3,633,259	3,633,275
Leafs LLC 3.26%, 01/20/06 - 02/21/06(4)	867,028	867,028
Links Finance LLC 3.19% - 3.58%, 11/16/05 - 03/15/06(4)	3,220,389	3,220,858
Lothian Mortgages PLC 3.29%, 01/24/06(4)	1,238,611	1,238,611
Marshall & Ilsley Bank 3.36%, 02/20/06	825,741	826,375
Metropolitan Life Global Funding I 3.14%, 07/06/06(4)	1,238,611	1,238,611
National City Bank (Ohio) 3.09% - 3.11%, 08/09/05 - 01/06/06	1,238,611	1,238,521
Nationwide Building Society 3.16% - 3.51%, 01/13/06 - 07/07/06(4)	3,055,241	3,055,657
Norddeutsche Landesbank 3.11%, 07/27/05	825,741	825,720
Northern Rock PLC 3.15% - 3.28%, 10/25/05 - 05/03/06(4)	2,477,222	2,477,223
Permanent Financing PLC 3.15% - 3.20%, 09/12/05 - 06/12/06	3,179,102	3,179,102
Principal Life Income Funding Trusts 3.21%, 05/10/06	619,306	619,335
Royal Bank of Scotland 3.07% - 3.26%, 04/05/06 - 06/27/06	2,343,039	2,342,380
Sedna Finance Inc. 3.19%, 01/10/06 - 01/17/06(4)	454,157	454,104
Sigma Finance Inc. 3.10% - 3.60%, 08/17/05 - 03/20/06(4)	4,714,980	4,715,106
Skandinav Enskilda Bank NY 3.27%, 07/18/06(4)	825,741	825,741
Societe Generale 3.15% - 3.26%, 03/30/06 - 06/13/06	1,279,898	1,279,612
SunTrust Bank 3.17%, 04/28/06	1,238,611	1,238,611
Tango Finance Corp. 3.19% - 3.28%, 07/25/05 - 06/21/06(4)	2,832,291	2,832,116
Toronto-Dominion Bank 3.81%, 06/20/06	1,032,176	1,032,274

Short-Term Investments, continued
Security	Shares or Principal	Value
Floating Rate Notes, continued
UniCredito Italiano SpA 3.34%, 06/14/06	$1,073,463	$1,073,100
Wachovia Asset Securitization Inc. 3.30%, 07/25/05(4)	2,129,721	2,129,721
Wells Fargo & Co. 3.19%, 07/14/06(4)	412,870	412,916
WhistleJacket Capital LLC 3.14% - 3.24%, 07/15/05 - 06/22/06(4)	2,766,232	2,766,126
White Pine Finance LLC 3.07% - 3.28%, 07/05/05 - 06/20/06(4)	2,774,489	2,774,393
Winston Funding Ltd. 3.23%, 07/23/05(4)	589,579	589,579
World Savings Bank 3.13%, 09/09/05	289,009	289,004

		79,382,290

Money Market Funds (2.42%):
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(3)(5)(6)	3,302,963	3,302,963
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(5)(6)	53,227,880	53,227,880
BlackRock Temp Cash Money Market Fund 3.04%(3)(6)	119,615	119,615
Short Term Investment Co. — Prime Money Market Portfolio, Institutional Shares 3.13%(3)(6)	289,468	289,468

		56,939,926

Repurchase Agreements(3) (1.23%):
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $14,026,171 and effective yields of 3.40% - 3.44%.(7)	$14,024,836	14,024,836
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $10,735,654 and effective yields of 3.43% - 3.44%.(7)	10,734,630	10,734,630
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $4,129,094 and an effective yield of 3.40%.(7)	4,128,704	4,128,704

		28,888,170

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2005 (Unaudited)

Short-Term Investments, continued
Security	Principal	Value
Time Deposits(3) (0.58%):
American Express Centurion Bank 3.08%, 07/01/05	$619,306	$619,306
Banco Bilbao Vizcaya Argentaria SA 3.18%, 09/14/05	825,741	825,741
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	1,156,037	1,156,038
Credit Suisse First Boston 3.16%, 07/13/05	412,870	412,870
Deutsche Bank AG 3.31%, 07/01/05	33,954	33,954
HBOS Treasury Services PLC 3.39%, 12/14/05	495,444	495,444
Key Bank N.A. 3.34%, 07/01/05	2,477,222	2,477,222
Natexis Banques 2.98%, 08/18/05	825,741	825,741
Toronto-Dominion Bank 2.66% - 3.18%, 09/14/05 - 11/09/05	1,486,333	1,486,296
UBS AG 2.67% - 3.40%, 11/09/05 - 12/15/05	660,593	660,589
UBS Finance Delaware LLC 3.02% - 3.05%, 07/01/05 - 07/05/05	578,019	578,010
US Bank N.A. 3.12%, 07/08/05	825,741	825,741
Washington Mutual Bank 3.15% - 3.28%, 07/28/05 - 08/09/05	2,477,222	2,477,222
Wells Fargo Bank N.A. 3.04%, 07/01/05	825,741	825,741

		13,699,915

U.S. Government Agency Notes(3) (0.05%):
Federal National Mortgage Association 2.33%, 07/22/05	1,238,611	1,236,931

		1,236,931

U.S. Treasury Obligations (0.12%):
U.S. Treasury Bill 3.04%, 09/22/05(8)(9)	2,800,000	2,780,579

		2,780,579

Total Short-Term Investments (Cost: $229,931,381)		229,931,210

Total Investments in Securities (107.31%) (Cost: $2,609,199,727)		2,528,799,521

Other Assets, Less Liabilities (7.31%)		(172,157,443)

Net Assets (100.00%)		$2,356,642,078

NVS	Non-Voting Shares
(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The rate quoted is the yield to maturity.
(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (09/16/05)	961	$57,443,775	$(578,642)

			$(578,642)

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio	Portfolio Allocations June 30, 2005 (Unaudited)

Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$504,012,139	21.39%
Financial	467,881,428	19.86
Technology	268,675,483	11.40
Industrial	257,580,609	10.92
Communications	239,156,743	10.14
Consumer Cyclical	218,964,705	9.29
Energy	202,149,870	8.58
Utilities	79,169,079	3.36
Basic Materials	61,278,255	2.61
Futures Contracts	(578,642)	(0.02)
Short-Term and Other Net Assets	58,352,409	2.47

TOTAL	$2,356,642,078	100.00%

This table is not part of the financial statements.

S&P 500 Index Master Portfolio

Statement of Assets and Liabilities
June 30, 2005
(Unaudited)
Assets:
Investments in securities, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers (Cost: $2,552,668,884)	$2,472,268,678
Affiliated issuers(b) (Cost: $56,530,843)	56,530,843
Receivables:
Dividends and interest	2,939,718

Total Assets	2,531,739,239

Liabilities:
Payables:
Due to broker — variation margin	382,738
Collateral for securities loaned (Note 4)	173,922,751
Due to bank	695,051
Investment advisory fees (Note 2)	96,621

Total Liabilities	175,097,161

Net Assets	$2,356,642,078

(a)	Securities on loan with market value of $169,424,024. See Note 4.
(b)	The Master Portfolio’s investment adviser is an affiliate of the issuers. See Note 2.

Statement of Operations
For the Six Months Ended June 30, 2005
(Unaudited)
Net Investment Income:
Dividends	$20,788,478
Interest	60,955
Interest from affiliated issuers(a)	1,062,156
Securities lending income(b)	100,849

Total investment income	22,012,438

Expenses (Note 2):
Investment advisory fees	589,288

Total expenses	589,288

Net investment income	21,423,150

Realized and Unrealized Gain (loss)
Net realized loss on sale of investments	(10,617,477)
Net realized gain from in-kind redemptions	37,267,403
Net realized gain on futures contracts	2,438,753
Net change in unrealized appreciation (depreciation) of investments	(70,480,299)
Net change in unrealized appreciation (depreciation) of futures contracts	(1,139,930)

Net realized and unrealized loss	(42,531,550)

Net Decrease in Net Assets Resulting From Operations	$(21,108,400)

(a)	The Master Portfolio’s investment adviser is an affiliate of the issuers. See Note 2.
(b)	Includes income earned from issuers of which the Master Portfolio’s investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2004
	(Unaudited)
Increase (decrease) In Net Assets
Operations:
Net investment income	$21,423,150	$53,575,520
Net realized gain	29,088,679	538,623,460
Net change in unrealized appreciation (depreciation)	(71,620,229)	(290,833,407)

Net increase (decrease) in net assets resulting from operations	(21,108,400)	301,365,573

Interestholder transactions:
Contributions	417,875,155	820,705,368
Withdrawals	(446,927,226)	(2,346,660,989)

Net decrease in net assets resulting from interestholder transactions	(29,052,071)	(1,525,955,621)

Decrease in net assets	(50,160,471)	(1,224,590,048)
Net Assets:
Beginning of period	2,406,802,549	3,631,392,597

End of period	$2,356,642,078	$2,406,802,549

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Notes to the Financial Statements

June 30, 2005

(Unaudited)

1.	Significant Accounting Policies

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the “Master Portfolio”).

Under MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

June 30, 2005

(Unaudited)

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2005, the cost of investments for federal income tax purposes for the Master Portfolio was $2,661,869,969. Net unrealized depreciation aggregated $133,070,448, of which $256,890,728 represented gross unrealized appreciation on securities and $389,961,176 represented gross unrealized depreciation on securities.

Futures Contracts

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

The Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $2,800,000 for initial margin requirements.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of June 30, 2005, a portion of the cash collateral for securities on loan for the Master Portfolio was invested in repurchase agreements as disclosed in the Master Portfolio’s Schedule of Investments. For further information, see Note 4, below.

2.	Agreements and other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.05% of the average daily net assets of the Master Portfolio as compensation for investment advisory services.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

June 30, 2005

(Unaudited)

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2005, BGI earned $100,849 in securities lending agent fees.

SEI Investment Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, counsel and independent registered accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2005, BGIS did not receive any brokerage commissions from the Master Portfolio.

Pursuant to Rule 17a-7 under the 1940 Act, the Master Portfolio executed cross trades for the six months ended June 30, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolio’s investment advisor. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statement of Operations.

The following table provides information about the investment by the Master Portfolio in shares of issuers of which BGFA is an affiliate, for the six months ended June 30, 2005, including income earned from these affiliated issuers.

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
IMMF	17,466	9,773,121	9,737,359	53,228	$53,227,880	$1,062,156

The Master Portfolio invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for the Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

Continued

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

June 30, 2005

(Unaudited)

Certain officers and trustees of MIP are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	Investment Portfolio Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $157,623,776 and $199,689,231, respectively.

For the six months ended June 30, 2005, the Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $156,000,305. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The net realized gains or losses from in-kind redemptions for the six months ended June 30, 2005 are disclosed in the Master Portfolio’s Statement of Operations.

4.	Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of June 30, 2005, the Master Portfolio had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to the Master Portfolio, based on the Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of June 30, 2005 and the value of the related collateral are disclosed in the Master Portfolio’s Statement of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolio’s Statement of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5.	Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Year Ended June 30, 2005		Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
	(Unaudited)
Ratio of expenses to average net assets(a)	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of net investment income to average net assets(a)	1.82%		1.91%	1.74%	1.57%	1.31%	1.22%
Portfolio turnover rate(b)	7%		14%	8%	12%	9%	10%
Total return	(0.82	)%(c)	10.82%	28.52%	(22.05)%	(11.96)%	(9.19)%

(a)	Annualized for periods of less than one year.
(b)	Portfolio turnover rates include in-kind transactions, if any.
(c)	Not annualized.

Continued

Master Investment Portfolio

Board Review and Approval of Investment Advisory Contract

Under Section 15(c) of the 1940 Act, MIP’s Board of Trustees, including a majority of Trustees who are not interested persons of MIP (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider the Master Portfolio’s Investment Advisory Contract with BGFA (an “Advisory Contract”). Pursuant to Section 15(c), the Board is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 2, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent, and Quality of Services Provided by BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contract and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Master Portfolio by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time to the support of those funds and accounts for which they provide investment advisory/management services, including the Master Portfolio. The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolio. The Board further noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolio has met its investment objective consistently over time. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Master Portfolio.

Master Portfolio’s Expenses and Performance of the Master Portfolio

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising the Master Portfolio’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and 10-year periods ended December 31, 2004, and a comparison of the Master Portfolio’s performance to that of the funds in its Lipper Peer Group for the same periods. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board noted that the Master Portfolio generally outperformed the funds in their respective Lipper Peer Groups and generally performed in line with their respective benchmarks over relevant periods. The Board noted that the advisory fees for the Master Portfolio were generally lower than the advisory fee rates of the funds in their respective Lipper Peer Groups, and the overall expenses for the Master Portfolio were the lowest of the overall expenses of the funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the advisory fees and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contract.

Costs of Services Provided to Master Portfolio and Profits Realized by BGFA and Affiliates

The Board reviewed information about the profitability of the Master Portfolio to BGFA based on the fees payable under the Advisory Contract for the last calendar year. The Board analyzed the Master Portfolio’s expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolio by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Master Portfolio’s profitability analysis.

Continued

Master Investment Portfolio

Board Review and Approval of Investment Advisory Contract, Continued

Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Master Portfolio and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

Economies of Scale

In connection with its review of the Master Portfolio’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio’s asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rates for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s interestholders the opportunity to share in economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to the Master Portfolio, BGFA generally is providing services at a loss, and the relatively low investment advisory fee rates for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor in its consideration of whether to approve continuance of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board also received and considered information regarding the Master Portfolio’s annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that BGFA had provided the Board with information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Master Portfolio. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the other funds/accounts, including, among other factors, the level of complexity in managing the Master Portfolio and the other funds/accounts under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the support services provided to the Master Portfolio and its interestholders in comparison with the nature and extent of the services provided to the other funds/accounts and their clients, and in relation to the Master Portfolio’s and the other funds’/accounts’ fee structures and asset levels. The Board noted that the investment advisory fee rate under the Advisory Contract for the Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the funds registered under the 1940 Act and collective funds and higher than the investment management fee rates for the separate accounts. The Board further noted that any differences between the advisory fee rates for the Master Portfolio and the investment advisory/management fee rates for the other funds/accounts for which BGFA or BGI provides investment advisory/management services appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the funds/accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolio by BGFA, such as the payment of securities lending revenue to BGI, MIP’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Master Portfolio’s investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Master Portfolio. The Board further noted that any portfolio transactions on behalf of the Master Portfolio placed through an affiliate of the Master Portfolio or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Master Portfolio’s interestholders.

Based on the above analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to continue the Advisory Contract.

08/05

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

 (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

 (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

During the period covered by the report, with respect to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of directors, there have been no amendments to, nor any waivers granted from, a provision that relates to any elements of this Item 10.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Funds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date September 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President

Date September 8, 2005

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date September 8, 2005